Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock and Additional Paid-in Capital
Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest
	Year Ended December 31,
	2015	2016	2017

Net loss attributable to Dryships Inc.	$(2,847,061)	$(198,686)	$(42,544)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(49,444)	-	-

Net transfers to the non-controlling interest	(49,444)	-	-

Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(2,896,505)	$(198,686)	$(42,544)